RELATED PARTY TRANSACTIONS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Service charges	256	222	127
Purchase of natural gas by wholly owned subsidiaries	315	99	15
Sale of natural gas by wholly owned subsidiaries	58	10	7
Amounts receivable from affiliates	183	185
Vector Pipeline joint venture
RELATED PARTY TRANSACTIONS
Service charges	7	6	6
Amounts receivable from affiliates	183	181
Vector Pipeline joint venture | Minimum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	4.00%
Vector Pipeline joint venture | Maximum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	8.00%